Financial Instruments - Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of liquidity risk [line items]
Loans and financing	$ 4,198.5	$ 3,759.9	$ 3,530.5	$ 2,507.8
Liquidity risk [member] | Less than one year [member]
Disclosure of liquidity risk [line items]
Loans and financing	491.6	1,058.3
Suppliers	824.7	952.1
Recourse and non recourse debt	17.6	22.9
Financial guarantees	22.2	49.7
Other liabilities	11.4	8.0
Total	1,367.5	2,091.0
Liquidity risk [member] | One to three years [member]
Disclosure of liquidity risk [line items]
Loans and financing	784.9	696.5
Recourse and non recourse debt	332.7	342.0
Financial guarantees	52.5	36.4
Other liabilities	46.1	89.3
Total	1,216.2	1,164.2
Liquidity risk [member] | Three to five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,220.2	1,136.1
Recourse and non recourse debt	8.1	7.2
Financial guarantees	31.1	27.5
Other liabilities	92.3	161.0
Total	1,351.7	1,331.8
Liquidity risk [member] | After 2022 [member]
Disclosure of liquidity risk [line items]
Loans and financing	2,904.0	1,868.5
Recourse and non recourse debt	5.7	1.8
Financial guarantees	51.0	97.2
Other liabilities	105.4	51.5
Total	3,066.1	2,019.0
Liquidity risk [member] | Cash flow [member]
Disclosure of liquidity risk [line items]
Loans and financing	5,400.7	4,759.4
Suppliers	824.7	952.1
Recourse and non recourse debt	364.1	373.9
Financial guarantees	156.8	210.8
Other liabilities	255.2	309.8
Total	$ 7,001.5	$ 6,606.0